Industry and geographic information (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets:
Long Lived Assets	$ 92,226	$ 31,605
USA [Member]
Long-lived assets:
Long Lived Assets	60,260	5
France [Member]
Long-lived assets:
Long Lived Assets	$ 31,966	$ 31,600